Consolidated Statements of Results of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 494.5	$ 460.3
Cost of revenues:
Fuel	76.4	90.0
Purchased power	194.2	174.1
Amortization of intangibles		0.3
Total cost of revenues	270.6	264.4
Gross margin	223.9	195.9
Operating expenses:
Operation and maintenance	91.7	104.7
Depreciation and amortization	35.0	35.3
General taxes	24.1	27.6
Goodwill Impairment		135.8
Fixed asset impairment		11.5
Other	0.5	0.3
Total operating expenses	151.3	315.2
Operating income	72.6	(119.3)
Other income / (expense), net:
Investment income/ (loss)	(0.2)	0.4
Interest expense	(30.5)	(30.8)
Other deductions	(0.5)	(0.5)
Total other income / (expense), net	(31.2)	(30.9)
Earnings before income tax	41.4	(150.2)
Income tax expense	12.7	98.8
Net income/ (loss)	28.7	(249.0)
Successor [Member]
Revenues			1,763.0	1,636.9	1,668.4
Cost of revenues:
Fuel			304.5	366.7	361.9
Purchased power			592.6	389.0	342.1
Amortization of intangibles			1.2	7.1	95.1
Total cost of revenues			898.3	762.8	799.1
Gross margin			864.7	874.1	869.3
Operating expenses:
Operation and maintenance			388.3	396.7	406.4
Depreciation and amortization			139.8	132.9	125.4
General taxes			91.7	80.9	79.5
Goodwill Impairment			135.8	306.3	1,817.2
Fixed asset impairment			11.5	26.2
Other			(3.9)	2.5	0.2
Total operating expenses			763.2	945.5	2,428.7
Operating income			101.5	(71.4)	(1,559.4)
Other income / (expense), net:
Investment income/ (loss)			0.9	1.4	2.5
Interest expense			(126.6)	(124.0)	(122.9)
Charge for early redemption of debt			(30.9)	(2.8)
Other deductions			(1.5)	(2.9)	(2.3)
Total other income / (expense), net			(158.1)	(128.3)	(122.7)
Earnings before income tax			(56.6)	(199.7)	(1,682.1)
Income tax expense			18.0	22.3	47.7
Net income/ (loss)			$ (74.6)	$ (222.0)	$ (1,729.8)